Fair Value Accounting	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Accounting

Note 6 — Fair Value Accounting
The amounts reflected in Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2016, and December 31, 2015, for cash equivalents, restricted cash equivalents, accounts receivable, other accounts receivable, and accounts payable approximate fair value because of their short-term nature.
The following tables summarize the carrying value and estimated market value of Cleco and Cleco Power’s financial instruments not measured at fair value in Cleco and Cleco Power’s Consolidated Balance Sheets:

Cleco
	SUCCESSOR		PREDECESSOR
	AT DEC. 31, 2016		AT DEC. 31, 2015
(THOUSANDS)	CARRYING VALUE*	ESTIMATED FAIR VALUE	CARRYING VALUE*	ESTIMATED FAIR VALUE
Long-term debt	$2,768,149	$2,754,518	$1,299,529	$1,463,989

* The carrying value of long-term debt does not include deferred issuance costs of $11.7 million in 2016 and $9.9 million in 2015.

Cleco Power
	AT DEC. 31, 2016		AT DEC. 31, 2015
(THOUSANDS)	CARRYING VALUE*	ESTIMATED FAIR VALUE	CARRYING VALUE*	ESTIMATED FAIR VALUE
Long-term debt	$1,262,373	$1,418,693	$1,265,529	$1,429,989

* The carrying value of long-term debt does not include deferred issuance costs of $9.4 million in 2016 and $9.6 million in 2015.

Fair Value Measurements and Disclosures
Cleco classifies assets and liabilities that are either measured or disclosed at their fair value according to three different levels depending on the inputs used in determining fair value.
The following tables disclose for Cleco and Cleco Power the fair value of financial assets and liabilities measured or disclosed on a recurring basis:

Cleco
	CLECO CONSOLIDATED FAIR VALUE MEASUREMENTS AT REPORTING DATE USING:
	SUCCESSOR				PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2015	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$66,410	$—	$66,410	$—	$89,584	$—	$89,584	$—
FTRs	7,884	—	—	7,884	7,673	—	—	7,673
Total assets	$74,294	$—	$66,410	$7,884	$97,257	$—	$89,584	$7,673
Liability Description
Long-term debt	$2,754,518	$—	$2,754,518	$—	$1,463,989	$—	$1,463,989	$—
FTRs	201	—	—	201	275	—	—	275
Total liabilities	$2,754,719	$—	$2,754,518	$201	$1,464,264	$—	$1,463,989	$275

Cleco Power
	CLECO POWER FAIR VALUE MEASUREMENTS AT REPORTING DATE USING:
(THOUSANDS)	AT DEC. 31, 2016	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2015	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$65,089	$—	$65,089	$—	$87,363	$—	$87,363	$—
FTRs	7,884	—	—	7,884	7,673	—	—	7,673
Total assets	$72,973	$—	$65,089	$7,884	$95,036	$—	$87,363	$7,673
Liability Description
Long-term debt	$1,418,693	$—	$1,418,693	$—	$1,429,989	$—	$1,429,989	$—
FTRs	201	—	—	201	275	—	—	275
Total liabilities	$1,418,894	$—	$1,418,693	$201	$1,430,264	$—	$1,429,989	$275

The following tables summarize the net changes in the net fair value of FTR assets and liabilities classified as Level 3 in the fair value hierarchy:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Beginning balance	$3,458	$7,398	$9,949
Unrealized gains (losses)*	3,119	(1,031)	(1,476)
Purchases	12,896	2,070	20,319
Settlements	(11,790)	(4,979)	(21,394)
Ending balance	$7,683	$3,458	$7,398
* Unrealized gains (losses) are reported through Accumulated deferred fuel on Cleco and Cleco Power's Consolidated Balance Sheets.

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015
Beginning balance	$7,398	$9,949
Unrealized gains (losses)*	2,088	(1,476)
Purchases	14,966	20,319
Settlements	(16,769)	(21,394)
Ending balance	$7,683	$7,398
* Unrealized gains (losses) are reported through Accumulated deferred fuel on Cleco and Cleco Power's Consolidated Balance Sheets.

The following table quantifies the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2016:

Cleco
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
SUCCESSOR
FTRs at December 31, 2016	$7,884	$201	RTO auction pricing	FTR price - per MWh	$(3.61)	$6.04
PREDECESSOR
FTRs at December 31, 2015	$7,673	$275	RTO auction pricing	FTR price - per MWh	$(3.63)	$4.51

Cleco Power
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
FTRs at December 31, 2016	$7,884	$201	RTO auction pricing	FTR price - per MWh	$(3.61)	$6.04
FTRs at December 31, 2015	$7,673	$275	RTO auction pricing	FTR price - per MWh	$(3.63)	$4.51

Cleco utilizes different valuation techniques for fair value calculations. In order to measure the fair value for Level 1 assets and liabilities, Cleco obtains the closing price from published indices in active markets for the various instruments and multiplies this price by the appropriate number of instruments held. Level 2 fair values are determined by obtaining the closing price of similar assets and liabilities from published indices in active markets and then discounting the price to the current period using a U.S. Treasury published interest rate as a proxy for a risk-free rate of return. Cleco has consistently applied the Level 2 fair value technique from fiscal period to fiscal period. Level 3 fair values occur in situations in which there is little, if any, market activity for the asset or liability at the measurement date and therefore RTO auction prices are used. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement.
The assets and liabilities reported at fair value are grouped into classes based on the underlying nature and risks associated with the individual asset or liability.
At December 31, 2016, Cleco and Cleco Power were exposed to concentrations of credit risk through their short-term investments classified as cash equivalents and restricted cash equivalents. The institutional money market funds were reported on Cleco’s Consolidated Balance Sheets in cash and cash equivalents, current restricted cash and cash equivalents, and non-current restricted cash and cash equivalents of $20.0 million, $23.1 million, and $23.3 million, respectively, at December 31, 2016, and $64.2 million, $9.3 million, and $16.1 million, respectively, at December 31, 2015. At Cleco Power, the institutional money market funds were reported on Cleco Power’s Consolidated Balance Sheets in cash and cash equivalents, current restricted cash and cash equivalents, and non-current restricted cash and cash equivalents of $18.7 million, $23.1 million, and $23.3 million, respectively, at December 31, 2016, and $62.0 million, $9.3 million, and $16.1 million, respectively, at December 31, 2015. If the money market funds failed to perform under the terms of the investments, Cleco and Cleco Power would be exposed to a loss of the invested amounts. Collateral on these types of investments is not required by either Cleco or Cleco Power. The Level 2 institutional money market funds asset consists of a single class. In order to capture interest income and minimize risk, cash is invested in money market funds that invest primarily in short-term securities issued by the U. S. Treasury to maintain liquidity and achieve the goal of a net asset value of a dollar. The risks associated with this class are counterparty risk of the fund manager and risk of price volatility associated with the underlying securities of the fund.
Cleco Power’s FTRs were priced using MISO’s monthly auction prices. Forward seasonal periods are not included in every monthly auction; therefore, the average of the most recent seasonal auction prices is used for monthly valuation. FTRs are categorized as Level 3 fair value measurements because the only relevant pricing available comes from MISO auctions, which occur monthly in the Multi-Period Monthly Auction.
The Level 2 long-term debt liability consists of a single class. In order to fund capital requirements, Cleco issues fixed and variable rate long-term debt with various tenors. The fair value of this class fluctuates as the market interest rates for fixed and variable rate debt with similar tenors and credit ratings change. The fair value of the debt could also change from period to period due to changes in the credit rating of the Cleco entity by which the debt was issued.
During the years ended December 31, 2016, and 2015, Cleco did not experience any transfers between levels within the fair value hierarchy.

Commodity Contracts
The following table presents the fair values of derivative instruments and their respective line items as recorded on Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2016, and 2015:

Cleco
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
		SUCCESSOR	PREDECESSOR
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2016	AT DEC. 31, 2015
Commodity-related contracts
FTRs:
Current	Energy risk management assets	$7,884	$7,673
Current	Energy risk management liabilities	201	275
Commodity-related contracts, net		$7,683	$7,398

Cleco Power
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2016	AT DEC. 31, 2015
Commodity-related contracts
FTRs:
Current	Energy risk management assets	$7,884	$7,673
Current	Energy risk management liabilities	201	275
Commodity-related contracts, net		$7,683	$7,398

The following table presents the effect of derivatives not designated as hedging instruments on Cleco and Cleco Power’s Consolidated Statements of Income for the years December 31, 2016, 2015, and 2014:

Cleco
		AMOUNT OF GAIN/(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
		SUCCESSOR	PREDECESSOR
(THOUSANDS)	DERIVATIVES LINE ITEM	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Commodity contracts
FTRs(1)	Electric operations	$30,915	$8,563	50,594	$74,454
FTRs(1)	Power purchased for utility customers	(14,941)	(5,761)	(27,509)	(46,386)
Total		$15,974	$2,802	$23,085	$28,068

(1) For the periods January 1, 2016 - April 12, 2016, and April 13, 2016 - December 31, 2016, unrealized (losses) gains associated with FTRs of $(1.0) million and $3.1 million, respectively, were reported through Accumulated deferred fuel on the balance sheet. For the years ended December 31, 2015, and 2014, unrealized losses associated with FTRs of $1.5 million and $2.7 million, respectively, were reported through Accumulated deferred fuel on the balance sheet.

Cleco Power
		AMOUNT OF GAIN/(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
			FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	DERIVATIVES LINE ITEM	2016	2015	2014
Commodity contracts
FTRs(1)	Electric operations	$39,478	$50,594	$74,454
FTRs(1)	Power purchased for utility customers	(20,702)	(27,509)	(46,386)
Total		$18,776	$23,085	$28,068

(1) For the years ended December 31, 2016, 2015, and 2014, unrealized gains (losses) associated with FTRs of $2.1 million, $(1.5) million, and $(2.7) million, respectively, were reported through Accumulated deferred fuel on the balance sheet.

At December 31, 2016, and 2015, Cleco Power had no open positions hedged for natural gas. In June 2015, the LPSC approved a long-term natural gas hedging pilot program that requires Cleco Power to establish a proposal for a program that will be designed to provide gas price stability for a minimum of five years. This proposal is currently scheduled to be submitted to the LPSC in the second half of 2017.
Cleco Power purchases the majority of its FTRs in annual auctions facilitated by MISO during the second quarter of each year and may also purchase additional FTRs in monthly auctions facilitated by MISO. FTRs are derivative instruments which represent economic hedges of future congestion charges that will be incurred in serving Cleco Power’s customer load. FTRs represent rights to congestion credits or charges along a path during a given time frame for a certain MW quantity. They are not designated as hedging instruments for accounting purposes. The total volume of FTRs that Cleco Power had outstanding at December 31, 2016, and 2015 was 9.0 million MWh and 8.4 million MWh, respectively.